Organization and Principal Business (Details Narrative)								2 Months Ended	6 Months Ended
		Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Apr. 21, 2025 $ / shares shares	May 31, 2024 shares	Feb. 23, 2024 MYR (RM) shares	Jan. 03, 2024 MYR (RM) shares	Feb. 23, 2024 MYR (RM)	Jun. 30, 2025 shares	Jul. 01, 2024	Jan. 24, 2024	Jan. 10, 2024	Dec. 14, 2023	Dec. 01, 2023	Nov. 30, 2023
Gross proceeds from initial public offering and over-allotment option | $		$ 11,586,250
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member]
Equity interest acquired percentage													100.00%
Ordinary shares issued in acquisition					3,968,556
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Equity interest acquired percentage														33.00%
TMD Sturgeon Ltd [Member]
Equity interest acquired percentage												100.00%
Ordinary shares issued in acquisition					1,132,607
TMD Straits Ltd [Member]
Ordinary shares issued in acquisition					890,026
SMS 1 and SMS 2 [Member]
Equity interest acquired percentage											51.00%
Ordinary shares issued in acquisition					1,237,055
Tumpuan Megah Development Sdn Bhd [Member]
Equity interest acquired percentage					30.00%					100.00%	70.00%
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member]
Equity interest acquired percentage					30.00%
Ordinary shares issued in acquisition					3,474,934
Straits Maritime Services Pte Ltd One [Member]
Equity interest acquired percentage					49.00%
Ordinary shares issued in acquisition					1,188,543
Straits Maritime Services Pte Ltd One [Member] | Common Stock [Member]
Ordinary shares issued in acquisition					49,000
TMD Marine Fuels Sdn. Bhd. [Member]
Equity interest acquired percentage						30.00%	30.00%	30.00%	30.00%
Ordinary shares issued in acquisition						149,700	300
Value of ordinary shares issued in acquisition | RM						RM 149,700	RM 300
Cash consideration | RM								RM 150,000
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries (SMF Group) [Member]
Ownership percentage														100.00%	67.00%
Underwriting Agreement [Member]
Number of ordinary shares issued				465,000
Issuing price per share | $ / shares				$ 3.25
Common Class A [Member] | Common Stock [Member]
Number of ordinary shares issued	[1]								3,565,000
Common Class A [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Ordinary shares issued in acquisition					5,336,523
Common Class A [Member] | Straits Maritime Services Pte Ltd One [Member]
Number of ordinary shares issued					1,188,543
Common Class B [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Ordinary shares issued in acquisition					2,771,656
IPO [Member]
Number of ordinary shares issued			3,100,000
Shares issued price per share | $ / shares			$ 3.25
IPO [Member] | Common Class A [Member]
Number of ordinary shares issued			3,100,000
Shares issued price per share | $ / shares			$ 3.25
Over-Allotment Option [Member]
Number of ordinary shares issued			465,000
Shares issued price per share | $ / shares			$ 3.25	$ 3.25
Over-Allotment Option [Member] | Common Class A [Member]
Number of ordinary shares issued			465,000

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the share redesignation and reclassification on October 20, 2026 (see Note 14)